Long Term Debt - Schedule of Unutilized Credit Facilities (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Total	$ 1,116	$ 1,116
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Total	1,011	1,011
Uncommitted Credit Facilities
Disclosure of detailed information about borrowings [line items]
Total	$ 105	$ 105